Schedule of mining assets (Details) - CAD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Balance at December 31, 2025	$ 266,439
Acquisitions		$ 250
Change in restoration provisions	1,540	(3,884)
Balance at September 30, 2026	365,703	266,439
Plant and equipment [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2025	102,658
Balance at September 30, 2026	157,855	102,658
Mineral property acquisition and development costs [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2025	140,279
Balance at September 30, 2026	182,808	140,279
Exploration and evaluation projects [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2025	23,502
Balance at September 30, 2026	25,040	23,502
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2025	314,211	246,838
Additions	73,555	61,114
Acquisitions		13,885
Change in restoration provisions	(1,540)	(3,634)
Asset disposals	(1,102)	(5,014)
Translation adjustment	29,616	1,022
Balance at September 30, 2026	414,740	314,211
Gross carrying amount [member] | Plant and equipment [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2025	111,186	76,289
Additions	45,489	40,134
Acquisitions
Change in restoration provisions
Asset disposals	(1,102)	(4,977)
Translation adjustment	12,042	(260)
Balance at September 30, 2026	167,615	111,186
Gross carrying amount [member] | Mineral property acquisition and development costs [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2025	179,523	161,957
Additions	26,936	20,836
Acquisitions
Change in restoration provisions	(1,547)	(3,884)
Asset disposals
Translation adjustment	17,173	614
Balance at September 30, 2026	222,085	179,523
Gross carrying amount [member] | Exploration and evaluation projects [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2025	23,502	8,592
Additions	1,130	144
Acquisitions		13,885
Change in restoration provisions	7	250
Asset disposals		(37)
Translation adjustment	401	668
Balance at September 30, 2026	25,040	23,502
Accumulated depreciation amortisation [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2025	47,772	44,972
Amortization	1,115	1,956
Asset disposals	(256)	(3,872)
Translation adjustment	406	4,716
Balance at September 30, 2026	49,037	47,772
Accumulated depreciation amortisation [member] | Plant and equipment [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2025	8,528	10,190
Amortization	1,065	1,515
Asset disposals	(256)	(3,872)
Translation adjustment	423	695
Balance at September 30, 2026	9,760	8,528
Accumulated depreciation amortisation [member] | Mineral property acquisition and development costs [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2025	39,244	34,782
Amortization	50	441
Asset disposals
Translation adjustment	(17)	4,021
Balance at September 30, 2026	39,277	39,244
Accumulated depreciation amortisation [member] | Exploration and evaluation projects [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2025
Amortization
Asset disposals
Translation adjustment
Balance at September 30, 2026